Organization and Principal Activities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 Mr. Weiguo Ge Entity	Dec. 31, 2014 Mr. Don Dongjie Yang Entity	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2014 Acorn International	Dec. 31, 2014 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") USD ($)	Dec. 31, 2014 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") CNY	Dec. 31, 2014 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum USD ($)	Dec. 31, 2014 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum CNY	Dec. 31, 2014 Beijing Acorn Trade Co., Ltd. ("Beijing Acorn") and Shanghai Acorn Network Technology Development Co., Ltd. ("Shanghai Network") Entity Shareholder	Dec. 31, 2013 Beijing HJX Technology Development Co., Ltd. ("Beijing HJX") and Shanghai HJX Electronic Technology Co., Ltd. ("HJX Electronic") Entity Shareholder	Dec. 31, 2014 Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX")	Dec. 31, 2013 Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX") USD ($)	Dec. 31, 2013 Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX") CNY
Organization and Principal Activities [Line Items]
Date of incorporation						Dec. 20, 2005	Aug. 27, 2004	Aug. 27, 2004					Aug. 23, 2004
Number of VIEs which hold direct sales licenses											2	2
Variable interest entity, ownership percentage	25.00%	75.00%									100.00%	100.00%
Number of shareholders											2	2
Approximate interest-free loans to the shareholders of the VIEs							$ 26.7	162.5						$ 8.7	53.0
Approximate additional interest-free loans to the shareholders of the VIEs									$ 5.0	30.4
Percentage of total ordinary shares outstanding hold by two shareholders						12.64%
Variable interest entity, number of entities	4	4
Percentage contribution of VIEs, consolidated net revenues			47.40%	74.70%	78.50%
Percentage contribution of VIEs, total assets			11.20%	11.30%
Percentage contribution of VIEs, total liabilities			14.50%	15.10%